Schedule of Investments (unaudited)	iShares® 10-20 Year Treasury Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 97.9%
U.S. Treasury Note/Bond
0.63%, 08/15/30	$5,077	$3,982,429
1.13%, 05/15/40	180,488	106,995,543
1.13%, 08/15/40	712,051	418,440,985
1.38%, 11/15/31	180,033	144,258,634
1.38%, 11/15/40	755,540	462,502,326
1.75%, 08/15/41	939,918	604,888,766
1.88%, 02/15/32	2,371	1,966,931
1.88%, 02/15/41	898,502	598,100,223
2.00%, 11/15/41	662,813	444,058,821
2.25%, 05/15/41	1,013,205	716,446,335
2.38%, 02/15/42	281,918	200,800,357
2.75%, 08/15/32	22,974	20,288,016
2.75%, 08/15/42	574,541	433,755,862
2.75%, 11/15/42	66,050	49,710,064
2.88%, 04/30/29	132	122,796
2.88%, 05/15/32	22,779	20,381,687
2.88%, 05/15/43	131,560	100,509,479
3.00%, 05/15/42	1,601	1,262,634
3.13%, 08/31/29	51,507	48,267,693
3.13%, 11/15/41	1,601	1,296,597
3.13%, 02/15/42	76,592	61,814,806
3.13%, 02/15/43	63,206	50,384,245
3.25%, 05/15/42	91,275	74,717,063
3.38%, 08/15/42	433,049	360,208,973
3.50%, 02/15/39	1,601	1,416,311
3.63%, 08/15/43	128,742	110,527,104
3.75%, 08/15/41	1,601	1,423,004
3.75%, 11/15/43	121,300	105,881,632
3.88%, 08/15/40	282,081	256,814,917
3.88%, 02/15/43	152,924	136,406,924
3.88%, 05/15/43	209,778	186,964,821
4.00%, 11/15/42	427,377	388,662,835
4.25%, 05/15/39	47,701	45,979,485
4.25%, 11/15/40	1,601	1,525,581
4.38%, 02/15/38	1,601	1,586,376
4.38%, 11/15/39	196,207	191,178,611
4.38%, 05/15/40	1,601	1,553,915
Security	Par (000)	Value

U.S. Government Obligations (continued)
4.38%, 05/15/41	$1,601	$1,544,783
4.38%, 08/15/43	279,347	266,994,816
4.50%, 02/15/36	1,601	1,627,032
4.50%, 05/15/38	67,706	67,695,421
4.50%, 08/15/39	1,601	1,586,627
4.63%, 02/15/40	96,917	97,147,935
4.75%, 02/15/37	1,601	1,662,433
4.75%, 02/15/41	1,601	1,620,902
4.75%, 11/15/43	110,300	111,127,250
5.00%, 05/15/37	1,601	1,697,272
U.S. Treasury STRIPS
0.00%, 11/15/40(a)(b)(c)	5,081	2,296,086
0.00%, 02/15/41(a)(c)	149,776	66,632,408
0.00%, 05/15/41(a)(c)	3,180	1,399,932
		6,978,115,678
Total Long-Term Investments — 97.9%
(Cost: $7,747,327,992)		6,978,115,678

	Shares

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	154,637,500	154,637,500

Total Short-Term Securities — 2.2%
(Cost: $154,637,500)		154,637,500

Total Investments — 100.1%
(Cost: $7,901,965,492)		7,132,753,178

Liabilities in Excess of Other Assets — (0.1)%		(6,626,485)

Net Assets — 100.0%		$7,126,126,693

(a)	Rates are discount rates or a range of discount rates as of period end.

(b)	All or a portion of this security is on loan.

(c)	Zero-coupon bond.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$140,170,000	$14,467,500	(a)	$—	$—	$—	$154,637,500	154,637,500	$4,038,717	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® 10-20 Year Treasury Bond ETF
November 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$6,978,115,678	$—	$6,978,115,678
Short-Term Securities
Money Market Funds	154,637,500	—	—	154,637,500
	$154,637,500	$6,978,115,678	$—	$7,132,753,178

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest & Principal of Securities

2